UNAUDITED CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit
Beginning balance at Dec. 21, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance, shares at Dec. 21, 2020		0	0
Sale of units in initial public offering, less allocation to derivative warrant liabilities, shares	30,000,000
Class A ordinary shares subject to possible redemption, shares		0
Issuance of Class B ordinary shares to Sponsor	$ 25,000		$ 863	24,138
Issuance of Class B ordinary shares to Sponsor, shares			8,625,000
Net loss	(14,691)				(14,691)
Ending balance at Dec. 31, 2020	10,309	$ 0	$ 863	24,137	(14,691)
Ending balance, shares at Dec. 31, 2020		0	8,625,000
Sale of units in initial public offering, less allocation to derivative warrant liabilities	336,288,750	$ 3,450		336,285,300
Sale of units in initial public offering, less allocation to derivative warrant liabilities, shares		34,500,000
Offering costs	(19,011,138)			(19,011,138)
Sale of private placement warrants to Sponsor in private placement, less allocation to derivative warrant liabilities	4,405,500			4,405,500
Class A ordinary shares subject to possible redemption	(315,534,301)	$ (3,156)		(315,531,145)
Class A ordinary shares subject to possible redemption, shares		(31,553,430)
Net loss	(1,159,117)				(1,159,117)
Ending balance at Mar. 31, 2021	5,000,003	$ 294	$ 863	6,172,654	(1,173,808)
Ending balance, shares at Mar. 31, 2021		2,946,570	8,625,000
Beginning balance at Dec. 31, 2020	10,309	$ 0	$ 863	24,137	(14,691)
Beginning balance, shares at Dec. 31, 2020		0	8,625,000
Class A ordinary shares subject to possible redemption, shares		(31,308,856)
Net loss	(3,604,854)
Ending balance at Jun. 30, 2021	5,000,007	$ 319	$ 863	8,618,370	(3,619,545)
Ending balance, shares at Jun. 30, 2021		3,191,144	8,625,000
Beginning balance at Mar. 31, 2021	5,000,003	$ 294	$ 863	6,172,654	(1,173,808)
Beginning balance, shares at Mar. 31, 2021		2,946,570	8,625,000
Class A ordinary shares subject to possible redemption	2,445,741	$ 25		2,445,716
Class A ordinary shares subject to possible redemption, shares		244,574
Net loss	(2,445,737)				(2,445,737)
Ending balance at Jun. 30, 2021	$ 5,000,007	$ 319	$ 863	$ 8,618,370	$ (3,619,545)
Ending balance, shares at Jun. 30, 2021		3,191,144	8,625,000